                                      THE
                                     ROYCE
                                     FUNDS

                Value Investing In Small Companies For 25 Years


                                     ROYCE
                                    SPECIAL
                                    EQUITY
                                     FUND


                                                       1998 Semi-Annual Report

SEMI-ANNUAL REPORT REFERENCE GUIDE
----------------------------------------------------------------------------



LETTER TO SHAREHOLDERS                                      2-3
An Introduction to Royce Special Equity Fund





PORTFOLIO DIAGNOSTICS                                       4
An X-Ray of the Portfolio





SCHEDULES OF INVESTMENTS AND OTHER FINANCIAL STATEMENTS     5-9





[PULL QUOTE]

For over 25 years, our value approach has focused on evaluating a company's "private worth" - what we believe an enterprise would sell for in a private transaction between rational and well-informed parties. This requires a thorough analysis of the financial and operating dynamics of a business, as though we were purchasing the entire company. The price we will pay for a security must be significantly lower than our appraisal of its private worth.


[END PULL QUOTE]

LETTER TO SHAREHOLDERS
----------------------------------------------------------------------------


Dear Fellow Shareholders:

     It gives me great pleasure to write this inaugural report for Royce Special Equity Fund (RSE). In an interesting coincidence, RSE shares its inception date of May 1st with the first mutual fund that I managed - Quest for Value Fund - which was launched in 1980.
     RSE uses an intensely disciplined value approach to invest in small and micro-cap companies. The approach traces its roots to the teachings of the late Benjamin Graham and Abraham Briloff and combines classic value analysis with accounting cynicism. The objective is to invest in companies whose profile among investors is low. We believe that this helps to ensure that a company's price will be significantly lower than our assessment of its economic value at the time of purchase. We want to buy $100 bills selling at substantial discounts. The goal is to find good businesses selling at low prices.
     Our process, which has evolved over the years, involves carefully screening databases for signs of pricing inefficiencies through the use of various financial ratios. Candidates selected from these screens are further analyzed, through the careful scrutiny of the companies' SEC filings, to gain insight into management and to provide an overall comfort level with the business. Companies that pass the first two levels of examination then go through traditional security analysis. The critical steps, however, lie in the screening process and in the painstaking review of the SEC filings. This is where I believe we distinguish ourselves.
     I have been using this disciplined method for over 20 years. In fact, it was in the '70s, during my early "quest" for attractive businesses with high returns on assets at inexpensive prices, that I first met Chuck Royce. We soon discovered that we shared common investment principles. My true appreciation for his investment passion, however, manifested itself in 1987 on a trip to Australia and New Zealand. Chuck and I had each been chosen to be managers for a fund of funds for Australian and New Zealand investors. I was managing portfolios at Lazard Freres Asset Management at the time. For two weeks we traveled together, including a fair amount of "R&R." Though our entourage was fairly large, Chuck and I always seemed to be bumping into each other. We would meet not on the golf course or the tennis courts, but at the newsstand searching for a newspaper covering U.S. financial news, or at the front desk faxing buy and sell instructions to our respective offices.
Chuck's intense dedication to the business convinced me that we were quite similar. Therefore, it came as little surprise that when I decided to make my second career change in 30 years, it would be to join Chuck at Royce & Associates. I am delighted to have become a member of the Royce team.
     Although the period covered in this report is brief - May 1 through June 30, 1998 - it has been consistent with my past experiences. We cannot guarantee future results, although you should know what to expect from us. While we invest in small-cap and micro-cap companies, an area that is generally riskier than investing in larger-cap companies, our investment approach is designed to result in a more conservative risk profile because we focus on companies for whom expectations, and therefore valuations, are low. To para-phrase Will Rogers, while we are mindful of the return we earn on your money, we know that you are mindful of the return of your money.
     Of possible significance, particularly to new RSE shareholders, are the portfolio's diagnostics. While a list of the companies can be found in the Schedule of Investments, more insight may be gained from an overview of the portfolio's characteristics and a comparison to the small-cap oriented Russell 2000 - what we call the portfolio "x-ray." Not only is the portfolio inexpensively priced in our opinion, but it also possesses very attractive financial attributes, such as low leverage and high return on assets.
     In the future, we will elaborate on some of the x-ray's attributes. The first one we will focus on is "Current Assets Less All Liabilities as % of Market Price." This refers to net-net working capital per share. A weighted average calculation of 34.2% for the portfolio means that this percentage of the companies' weighted average share prices are represented by cash plus inventories and receivables less all liabilities. This is a measure advocated by Ben Graham, one of the ratios he used in determining "a margin of safety" for the companies in which he invested. One way of viewing this statistic - if you bought a company at its market price, how much would be available to the buyer, from current assets, after paying all obligations? Some believe, ourselves included, that a high net-net ratio may provide a financial anchor during market turbulence.
     I am very enthusiastic about the portfolio, as well as the introduction of this new Royce offering. I appreciate your confidence and look forward to our continuing dialogue.

     Sincerely,

     /s/ Charlie

     Charlie Dreifus
     Senior Portfolio Manager



     July 20, 1998






NOTES TO PERFORMANCE AND RISK INFORMATION

All performance information is presented on a total return basis. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Royce Special Equity Fund invests in small and micro-cap companies that may involve considerably more risk than investments in securities of larger-cap companies (see "Investment Risks" in the prospectus). This report is not authorized for distribution unless preceded or accompanied by a current prospectus. Please read the prospectus carefully before sending money.

The Russell 2000 is an unmanaged index of small-cap domestic common stocks.

PORTFOLIO DIAGNOSTICS
----------------------------------------------------------------------------

                       ROYCE SPECIAL EQUITY FUND "X-RAY"
                              As of June 30, 1998

                                                       	     Royce Special   Russell
                                                       	     Equity Fund*    2000**
--------------------------------------------------------------------------------------
Performance From Inception Date of 5/1/98 (not annualized)+     -1.0%        -5.6%
Net Assets+                                                  $2.4 million     NA

Trailing 12 Months Price/Earnings                                13.5x	     23.9x
Enterprise Value/Earnings Before Interest and Taxes		  7.9x       15.7x
Enterprise Value/Earnings Before Interest, Taxes,
	Depreciation and Amortization        			  6.4x       11.3x
Price/Book                                                  	  1.9x        3.2x
Yield                                                       	  1.9%        1.4%
Return on Equity                                            	 14.1%	     11.2%
Return on Assets                                            	 10.2%	      5.1%
Total Assets Financed by Other Than Equity                       27.0%	     57.4%
Current Assets Less All Liabilities as % of Market Price	 34.2%      -16.6%
Cash as % of Market Price                                        19.1%	     11.4%
Average Market Capitalization                               $201 million   $956 million

Source: Prudential Securities Inc. - Small-Cap Quantitative Research (except where noted)
  *   Portfolio Weighted
 **   Market Capitalization Weighted
  +   Source: Royce & Associates


Top 10 Positions            % of Net Assets
-------------------------------------------
Liqui-Box Corporation              4.7%
The L.S. Starrett Company Cl. A    4.5
National Presto Industries         4.5
Garan Incorporated            	   4.3
Superior Uniform Group             4.3
Ampco-Pittsburgh Corporation       4.1
Lawson Products               	   4.0
TSI Incorporated                   4.0
Value Line                    	   3.9
Lifetime Hoan Corporation          3.9


Top Portfolio Industries      % of Net Assets
---------------------------------------------
Apparel and Shoes             	   13.3%
Home Furnishings/Appliances        10.9
Building Systems and Components    8.8
Industrial Distribution            7.6
Other Industrial Products          7.3
Commercial Services           	   5.0
Construction Materials             4.7
Paper and Packaging           	   4.7

See the Schedule of Investments for a complete list of portfolio holdings.

SCHEDULE OF INVESTMENTS                          June 30, 1998 (unaudited)
-----------------------------------------------------------------------------

COMMON STOCKS - 90.6%

		                 	SHARES   	VALUE
					------		-----
Consumer Products - 32.5%
Apparel and Shoes - 13.3%
 R. G. Barry Corporation* 		5,500  	   $     90,750
 Garan Incorporated     		3,900    	105,788
 Superior Uniform Group 		6,500    	105,625
 Weyco Group     			  900      	 23,512
						    -----------
                          				325,675
						    -----------
Home Furnishings/Appliances - 10.9%
 Chromcraft Revington*  		3,500    	 63,438
 Lifetime Hoan Corporation    		9,500            95,000
 National Presto Industries   		2,800           109,025
						    -----------
                          				267,463
						    -----------
Sports and Recreation - 3.8%
 Allen Organ Company Cl. B    		2,300            92,575
						    -----------
Other Consumer Products - 4.5%
 The L. S. Starrett Company Cl. A       2,800           110,600
						    -----------
                          				796,313
						    -----------
Consumer Services - 1.4%
Retail - 1.4%
 Deb Shops       			4,000    	 34,500
						    -----------
Financial Services - 3.9%
Information and Processing - 3.9%
 Value Line      			2,500    	 95,625
						    -----------
Health - 2.5%
Personal Care - 2.5%
 Jean-Philippe Fragrances*    		7,500          	 60,469
						    -----------
Industrial Products - 34.8%
Building Systems and Components - 8.8%
 Ampco-Pittsburgh Corporation 		6,500            99,937
 Thor Industries 			2,500    	 69,219
 Twin Disc, Incorporated  		1,500            45,375
						    -----------
                          				214,531
						    -----------
Construction Materials - 4.7%
 Florida Rock Industries  		1,100            32,106
 Republic Group  			4,000    	 84,000
						    -----------
                          				116,106
						    -----------
Industrial Components - 1.2%
 Standex International Corporation      1,000          	 29,625
						    -----------
Paper and Packaging - 4.7%
 Liqui-Box Corporation  		2,400         	113,700
						    -----------
Pumps, Valves and Bearings - 3.7%
 Gorman-Rupp Company    		2,500    	 45,313
 Met-Pro Corporation    		3,000            44,812
						    -----------
                          			         90,125
						    -----------


		                 	SHARES   	VALUE
					------		-----

Specialty Chemicals and Materials - 3.3%
 Aceto Corporation      		5,000 	   $     81,250
						    -----------
Textiles - 1.1%
 Fab Industries  			1,000    	 27,875
						    -----------
Other Industrial Products - 7.3%
 Farr Company*   			3,000    	 36,938
 O'Sullivan Corporation 		4,500    	 43,875
 TSI Incorporated       	       12,000     	 97,500
						    -----------
                          				178,313
						    -----------
                          				851,525
						    -----------
Industrial Services - 15.5%
Commercial Services - 5.0%
 Harding Lawson Associates Group*  	5,500            49,844
 LCS Industries  			5,000    	 73,125
						    -----------
                          				122,969
						    -----------
Food/Tobacco Processors - 2.9%
 Farmer Bros.    			  300      	 71,700
						    -----------
Industrial Distribution - 7.6%
 Lawson Products 			3,800    	 97,850
 Mine Safety Appliances Company  	  300         	 22,500
 NCH Corporation 			1,000    	 64,062
						    -----------
                          				184,412
						    -----------
                          				379,081
						    -----------
TOTAL COMMON STOCKS
  (Cost $2,222,513)           			      2,217,513
						    -----------
REPURCHASE AGREEMENT - 8.2%
State Street Bank and Trust Company,
  5.15% dated 6/30/98, due 7/01/98,
  maturity value $200,029 (collateralized
  by U.S. Treasury Notes, 5.875% due
  2/15/00, valued at $205,257)
  (Cost $200,000)             				200,000
						    -----------
TOTAL INVESTMENTS - 98.8%
  (Cost $2,422,513)           			      2,417,513

CASH AND OTHER ASSETS
  LESS LIABILITIES - 1.2%        			 28,327
						    -----------
NET ASSETS - 100.0%           			   $  2,445,840
						    -----------


*  Non-income producing.


Income Tax Information - The cost of total investments for federal income tax purposes was $2,422,513. At June 30, 1998, net unrealized depreciation for all securities was $5,000, consisting of aggregate gross unrealized appreciation of $57,932 and aggregate gross unrealized depreciation of $62,932.


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1998 (unaudited)
------------------------------------------------------------------------------

ASSETS:
Investments at value (identified cost  $2,222,513)          $   2,217,513
Repurchase agreement (at cost and value)                       	  200,000
Cash                                                   		   96,394
Receivable for capital shares sold                             	    9,316
Receivable for dividends and interest                                 973
Prepaid expenses and other assets                              	    4,021
------------------------------------------------------------------------------
     Total Assets                                   		2,528,217
------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                              	   77,697
Accrued expenses                                       		    4,680
------------------------------------------------------------------------------
     Total Liabilities                                       	   82,377
------------------------------------------------------------------------------
     Net Assets                                      	      $ 2,445,840
==============================================================================

ANALYSIS OF NET ASSETS:
Net investment loss                                  	   $         (476)
Net unrealized depreciation on investments                         (5,000)
Capital shares                                         		      247
Additional paid-in capital                             		2,451,069
------------------------------------------------------------------------------
     Net Assets                                      	      $ 2,445,840
==============================================================================

SHARES OUTSTANDING:
  (unlimited number of $.001 par value shares authorized)	  247,096
==============================================================================

NET ASSET VALUE (Net Assets / Shares Outstanding):
  (offering and redemption price* per share)                        $9.90
==============================================================================
* Shares redeemed within one year of purchase are subject to a 1% redemption fee, payable to the Fund.


------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
  	                                                     Period ended
                                                           June 30, 1998 (a)
INVESTMENT OPERATIONS:                                       (unaudited)
							     -----------
  Net investment loss                                   $            (476)
  Net change in unrealized depreciation on investments		   (5,000)
------------------------------------------------------------------------------
  Net decrease in net assets from investment operations		   (5,476)
------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
  Net investment income						       --
  Net realized gain on investments				       --
------------------------------------------------------------------------------
  Total dividends and distributions				       --
------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold                              	2,451,316
  Distributions reinvested					       --
  Cost of shares redeemed					       --
------------------------------------------------------------------------------
  Net increase in net assets from capital share transactions	2,451,316
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                   	2,445,840
NET ASSETS:
   Beginning of period						       --
------------------------------------------------------------------------------
   End of period (including net investment loss of $476)      $ 2,445,840
==============================================================================

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                          		  247,096
  Shares issued for reinvestment of distributions		       --
  Shares redeemed                                                      --
------------------------------------------------------------------------------
  Net increase in shares outstanding                           	  247,096
------------------------------------------------------------------------------

(a) The Fund commenced operations on May 1, 1998.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 1998 (unaudited)
------------------------------------------------------------------------------

  INVESTMENT INCOME:
  Income:
     Dividends                                                     $4,341
     Interest                                                          29
------------------------------------------------------------------------------
       Total Income                                                 4,370
------------------------------------------------------------------------------
  Expenses:
     Investment advisory fees					    3,252
     Custodian fees                                                 2,112
     Shareholder servicing fees					    1,311
     Audit fees                                                     1,250
     Trustees' fees                                                    85
     Administrative and office facilities expenses		       56
     Legal fees                                                         6
     Other expenses                                                   160
------------------------------------------------------------------------------
       Total Expenses                                               8,232
       Fees Waived by Investment Adviser			   (3,252)
       Expenses Reimbursed by Investment Adviser		     (134)
------------------------------------------------------------------------------
       Net Expenses                                                 4,846
------------------------------------------------------------------------------
       Net Investment Loss                                           (476)
------------------------------------------------------------------------------
  REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net change in unrealized depreciation on investments		   (5,000)
------------------------------------------------------------------------------
  Net realized and unrealized loss on investments		   (5,000)
------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM INVESTMENT OPERATIONS		  ($5,476)
==============================================================================

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
     This table is presented to show selected data for a share outstanding throughout the period, and to assist shareholders in evaluating the Fund's performance for the period presented.
==============================================================================

                                                          Period ended
                                                         June 30, 1998
                                                          (Unaudited)
							  -----------
  Net Asset Value, Beginning of Period				   $10.00

  Investment Operations:
     Net investment loss					       --
     Net realized and unrealized loss on investments		    (0.10)
------------------------------------------------------------------------------
       Total from investment operations				    (0.10)
------------------------------------------------------------------------------

  Dividends and Distributions:
     Net investment income					       --
     Net realized gain on investments				       --
------------------------------------------------------------------------------
       Total dividends and distributions			       --
------------------------------------------------------------------------------
  Net Asset Value, End of Period				    $9.90
==============================================================================

  Total Return:                                                     -1.0%
==============================================================================
  Ratios Based on Average Net Assets:
  Total expenses (a)						    1.49%   *
  Net investment loss                                              -0.15%   *
  Supplemental Data:
  Net Assets, End of Period (in thousands)			   $2,446
  Portfolio Turnover Rate                                              0%
  Average Commission Rate Paid					  $0.0631


  (a) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. For the period ended June 30, 1998, the expense ratio before the waivers and reimbursements would have been 2.53%. The Fund commenced operations on May 1, 1998.

  *  Annualized.

Notes to Financial Statements  (unaudited)
------------------------------------------------------------------------------

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     Royce Special Equity Fund (the "Fund") is a series of The Royce Fund (the "Trust"), a diversified open-end management investment company organized as a Delaware business trust. The Fund commenced operations on May 1, 1998.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Valuation of investments:

     Securities listed on an exchange or on the Nasdaq National Market System are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

    Investment transactions and related investment income:

     Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and any non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation are determined on the basis of identified cost for book and tax purposes.

    Expenses:

             The Fund incurs direct and indirect expenses. Expenses directly attributable to the Fund are charged to the Fund's operations, while expenses applicable to one or more Royce Funds are allocated in an equitable manner. Allocated personnel costs of employees of The Royce Funds are included in administrative and office facilities expenses.

    Taxes:

     As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information".

------------------------------------------------------------------------------


    Distributions:

     Any  dividend  and capital gain distributions are recorded  on  the  ex-
dividend date and paid annually in December. These distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the capital accounts. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributable in the following year.

    Repurchase agreements:

     The Fund enters into repurchase agreements with respect to portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of the Fund's assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

    Organizational expenses:

     Costs incurred by the Fund in connection with its organization and initial registration of shares of $4,160 have been deferred and are being amortized on a straight-line basis over a five-year period from the date of commencement of operations.


INVESTMENT ADVISER:

     Under the Trust's investment advisory agreements with Royce & Associates, Inc., ("Royce"), Royce is entitled to receive a monthly fee at an annual rate of 1.0% of the average net assets of Royce Special Equity Fund. For the period ended June 30, 1998, Royce voluntarily waived advisory fees of $3,252.


PURCHASES AND SALES OF INVESTMENT SECURITIES:

     For  the  period  ended  June 30, 1998, the cost of  purchases  and  the
proceeds   from  sales  of  investment  securities,  other  than   short-term
securities, were as follows:

          Royce Special Equity Fund
     	  -------------------------
   Purchases           $2,222,513
   Sales               $        0